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                                       SYM
                                    FINANCIAL
                                   CORPORATION

                             SYM SELECT GROWTH FUND

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                               Semi-Annual Report










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                                     For the
                                Six Months Ended
                                  June 30, 2001

                             SYM SELECT GROWTH FUND

On January 2, 2001 SYM Financial launched the SYM Select Growth Fund in a market environment that was still trying to find a bottom. Valuations had been adjusted downward, corporate earnings had been falling, and the economy was perhaps on the edge of recession. Investors have not seen a recession since 1991. For the 6 months ended June 30, 2001 the fund was up 4.50%. This compares favorably with the S&P 500, the NASDAQ composite, and the Lipper Multi-cap Growth Fund index.

          SYM Select Growth Fund                                +4.50%
          S&P 500                                               -6.70%
          NASDAQ Composite                                     -12.53%
          Lipper Multicap Growth Fund Index                    -14.76%

The performance was achieved by both stock selection and the use of varying levels of cash at times to minimize the downside risk of the portfolio. While the intent of the fund is to be fully invested in growth stocks in normal times, we felt that holding cash was prudent in this turbulent market.

Many technology companies that led the market higher in the 1995 - 2000 time frame were blindsided (or perhaps chose to be blind) by the tremendous over capacity and significant inventories that remained after the Y2K fix build-up. Technology companies proved to be cyclical like any other industry. The question for investors was whether this was a normal correction in the day-to-day innovation of these companies or perhaps something far more severe, like a recession.

Consumers who represent 75% of GDP by some estimates are over burdened with debt and are insecure about the prospects for their jobs as the announced layoff reach record quarterly highs. In addition, many individual 401(k) accounts were down 30% to 50% in the last year or so since the NASDAQ topped at 5000 in March 2000. For the first time in 20 years the average 401(k) balance declined by 10%. That's where we found the current thinking as the first 6 months came to an end. The question in front of investors is whether the experience of these 6 months is a correction that should be bought or perhaps a prelude to something more severe that leads to more market declines.

                             SYM SELECT GROWTH FUND

We are positioning the fund for an eventual recovery. Attempting to time the end of this bear market is a fool's game. We prefer to look for what we believe are now better values and establish positions in companies that we feel will thrive in the future. Only in hindsight will we know when the bottom occurred. We prefer to be invested and be patient. We want to avoid missing the eventual rally in the markets at some point in the future.

Thank you for your confidence in SYM.

Sincerely,

/s/ Neil M. Donahoe

Neil M. Donahoe CFP
Vice President, Investment Management
SYM Financial Corporation

                             SYM SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 77.6%
BANKS: 2.8%
    17,141     Wells Fargo & Co.                                    $   795,857
                                                                    -----------
BEVERAGES: 0.2%
     1,500     Coca-Cola Co.                                             67,500
                                                                    -----------
BIOTECHNOLOGY: 9.3%
     9,595     Amgen, Inc.*                                             582,225
     6,000     Genencor International, Inc.                              95,340
    16,346     Human Genome Sciences, Inc.*                             984,846
     2,000     Invitrogen Corp.*                                        111,280
    15,772     Millennium Pharmaceuticals, Inc.*                        561,168
     3,000     Myriad Genetics, Inc.                                    189,960
    18,000     Orchid BioSciences, Inc.                                 137,700
                                                                    -----------
                                                                      2,662,519
                                                                    -----------
COMMERCIAL SERVICES: 3.7%
    52,993     Cendant Corp.*                                         1,033,363
                                                                    -----------
COMMUNICATIONS - TECHNOLOGY: 0.7%
    10,000     Finisar Corp.                                            186,800
                                                                    -----------
COMPUTERS: 2.6%
    11,213     Veritas Software Corp.*                                  746,001
                                                                    -----------
DRUGS & PHARMACEUTICALS: 0.4%
     2,000     Genentech, Inc.*                                         110,200
                                                                    -----------
ELECTRICAL COMPONENTS & EQUIPMENT: 2.6%
     5,000     Artesyn Technologies, Inc.                                64,500
     9,698     Emerson Electric Co.                                     586,729
     6,000     Power-One, Inc.*                                          99,840
                                                                    -----------
                                                                        751,069
                                                                    -----------
ELECTRONICS: 0.4%
     4,000     Jabil Circuit, Inc.*                                     123,440
                                                                    -----------
HEALTH CARE - DIVERSIFIED: 1.0%
     6,000     Medtronic, Inc.                                          276,060
                                                                    -----------
HEALTH PRODUCTS: 3.2%
    18,294     Johnson & Johnson                                        914,700
                                                                    -----------
HEALTHCARE - SERVICES: 1.7%
    16,000     Health Management Associates, Inc. - Class A*            336,640
     9,000     Praecis Pharmaceuticals, Inc.                            147,960
                                                                    -----------
                                                                        484,600
                                                                    -----------
INTERNET: 0.7%
     4,000     Check Point Software Technologies*                       202,280
                                                                    -----------
MACHINERY - CONSTRUCTION & MINING: 1.8%
    10,000     Caterpillar, Inc.                                        500,500
                                                                    -----------
MANUFACTURING - DIVERSIFIED: 2.6%
    14,929     General Electric Co.                                     727,789
                                                                    -----------
MEDIA: 3.7%
    19,575     AOL Time Warner, Inc.*                                 1,037,475
                                                                    -----------
MEDICAL SERVICE & SUPPLIES: 3.1%
    18,324     Biomet, Inc.                                             880,651
                                                                    -----------
OIL & GAS PRODUCERS: 2.7%
     6,000     Anadarko Petroleum Corp.                                 324,180
     5,000     Exxon Mobil Corp.                                        436,750
                                                                    -----------
                                                                        760,930
                                                                    -----------
OIL - DOMESTIC INTEGRATED: 0.4%
     2,500     Stone Energy Corp.*                                      110,750
                                                                    -----------
OIL - FIELD SERVICES: 2.6%
    20,524     Halliburton Co.                                          730,654
                                                                    -----------
PHARMACEUTICALS: 5.9%
     1,000     Abbott Laboratories                                       48,010
     2,000     Bristol-Myers Squibb Co.                                 104,600
    11,207     Cardinal Health, Inc.                                    773,283
     2,000     Eli Lilly & Co.                                          148,000
     2,000     Forest Laboratories, Inc. - Class A*                     142,000
     6,250     IVAX Corp.*                                              243,750
     2,000     Medimmune, Inc.*                                          94,400
     2,000     Vertex Pharmaceuticals, Inc.*                             99,000
                                                                    -----------
                                                                      1,653,043
                                                                    -----------

                             SYM SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PIPELINES: 0.6%
     3,000     El Paso Corp.                                        $   157,620
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS: 0.4%
     2,500     Kimco Realty Corp.                                       118,375
                                                                    -----------
RETAIL: 9.2%
    17,263     Best Buy Co., Inc.*                                    1,096,546
    20,741     Target Corp.                                             717,639
    15,849     Wal-Mart Stores, Inc.                                    773,431
                                                                    -----------
                                                                      2,587,616
                                                                    -----------
RETAIL - RESTAURANTS: 0.8%
     1,000     McDonald's Corp.                                          27,060
     8,000     Papa John's Intl., Inc.*                                 202,800
                                                                    -----------
                                                                        229,860
                                                                    -----------
SEMICONDUCTORS: 6.2%
    15,989     Applied Materials, Inc.*                                 785,060
    28,102     International Rectifier Corp.*                           958,278
                                                                    -----------
                                                                      1,743,338
                                                                    -----------
SOFTWARE: 0.5%
     2,000     Microsoft Corp.*                                         145,200
                                                                    -----------
TELECOMMUNICATIONS: 7.8%
     3,000     CIENA Corp.*                                             114,000
    50,781     Cisco Systems, Inc.*                                     924,214
    11,000     Global Crossing Ltd.*                                     95,040
     4,000     Qwest Communications International, Inc.                 127,480
    60,643     WorldCom, Inc.*                                          907,219
     1,625     WorldCom, Inc. - MCI Group                                26,162
                                                                    -----------
                                                                      2,194,115
                                                                    -----------
TOTAL COMMON STOCKS
  (cost $19,595,237)                                                 21,932,305
                                                                    -----------
EXCHANGE-TRADED FUNDS: 3.7%
     3,119     Financial Select Sector SPDR Fund                         88,580
     6,518     Standard and Poor's 500 Index (SPX)                      803,800
     1,100     Biotech HOLDRs Trust                                     145,750
                                                                    -----------
TOTAL EXCHANGE - TRADED FUNDS
  (cost $1,045,462)                                                 $ 1,038,130
                                                                    -----------

PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
SHORT TERM INVESTMENT: 18.4%
$5,192,810     Firstar Stellar Treasury Fund                        $ 5,192,810
               (cost $5,192,810)

TOTAL INVESTMENTS IN SECURITIES
  (cost $24,788,047): 99.7%                                          28,163,245
Other Assets less Liabilities:  0.3%                                     75,022
                                                                    -----------
NET ASSETS: 100.0%                                                  $28,238,268
                                                                    ===========

SHARES
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT: (0.85%)
     3,500     Bed, Bath & Beyond, Inc.                             $   105,000
     1,000     Maxim Integrated Products, Inc.                           44,210
     5,000     Solectron Corp.                                           91,500
                                                                    -----------
TOTAL SECURITIES SOLD SHORT
  (proceeds $248,361)                                               $   240,710
                                                                    ===========

Gross unrealized appreciation                                       $ 1,495,024
Gross unrealized depreciation                                        (1,043,404)
                                                                    -----------
Net unrealized appreciation                                         $   451,620
                                                                    ===========

* Non-income producing security.

See accompanying Notes to Financial Statements.

                             SYM SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value
   (identified cost $27,719,277)...............................     $28,163,246
  Receivables
    Dividends and interest.....................................          16,692
    Securities sold............................................         870,300
  Prepaid expenses ............................................          16,793
                                                                    -----------
         Total assets..........................................      29,067,031
                                                                    -----------
LIABILITIES
  Securities sold short, at value (proceeds $248,361)..........         240,710
  Payables
    Administration fees........................................           4,611
    Due to advisor.............................................          18,758
    Securities purchased.......................................         564,608
  Accrued expenses.............................................              76
                                                                    -----------
         Total liabilities.....................................         828,763
                                                                    -----------

NET ASSETS ....................................................     $28,238,268
                                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  [$28,238,268 / 2,701,971 shares outstanding; unlimited
  number of shares (par value $0.01) authorized]...............     $     10.45
                                                                    ===========
COMPONENTS OF NET ASSETS
  Paid-in capital..............................................     $28,449,508
  Undistributed net investment loss............................         (11,188)
  Accumulated net realized loss on investments.................        (651,672)
  Net unrealized appreciation on investments ..................         451,620
                                                                    -----------
         Net assets............................................     $28,238,268
                                                                    ===========

See accompanying Notes to Financial Statements.

                             SYM SELECT GROWTH FUND

STATEMENT OF OPERATIONS
For the Period January 2, 2001* through June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends .................................................     $    36,843
    Interest...................................................          66,655
                                                                    -----------
            Total income.......................................         103,498
                                                                    -----------
  Expenses
    Advisory fees (Note 3).....................................          75,702
    Administration fees (Note 3)...............................          19,104
    Fund accounting fees.......................................          13,142
    Transfer agent fees........................................          10,463
    Professional fees..........................................           9,919
    Registration fees..........................................           7,600
    Custody fees...............................................           6,864
    Trustee fees...............................................           2,479
    Miscellaneous..............................................           2,463
    Shareholder Reporting......................................           2,461
    Insurance fees.............................................             503
                                                                    -----------
       Total expenses..........................................         150,700
       Less: advisory fee waiver and absorption (Note 3).......         (36,014)
                                                                    -----------
       Net expenses............................................         114,686
                                                                    -----------
           NET INVESTMENT LOSS ................................         (11,188)
                                                                    -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  Net realized loss from security transactions.................        (651,672)
  Net change in unrealized appreciation on investments.........         451,620
                                                                    -----------
  Net realized and unrealized loss on investments..............        (200,052)
                                                                    -----------
           NET DECREASE IN NET ASSETS RESULTING FROM
            OPERATIONS.........................................     $  (211,240)
                                                                    ===========

* Commencement of Operations

See accompanying Notes to Financial Statements.

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                             SYM SELECT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                January 2, 2001*
                                                                    through
                                                                 June 30, 2001#
                                                                 --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss..........................................    $   (11,188)
  Net realized loss on security transactions ..................       (651,672)
  Net change in unrealized appreciation on investments.........        451,620
                                                                   -----------
     NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS......       (211,240)
                                                                   -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change in
   outstanding shares (a)......................................     28,449,508
                                                                   -----------
     TOTAL INCREASE IN NET ASSETS .............................     28,238,268
                                                                   -----------
NET ASSETS
Beginning of period............................................              0
                                                                   -----------
END OF PERIOD .................................................    $28,238,268
                                                                   ===========

(a) A summary of share transactions is as follows:

                                                         January 2, 2001*
                                                             through
                                                          June 30, 2001#
                                                    ---------------------------
                                                       Shares          Value
                                                    -----------     -----------
Shares sold.....................................      2,712,243     $28,564,977
Shares redeemed.................................        (10,272)       (115,469)
                                                    -----------     -----------
Net increase....................................      2,701,971     $28,449,508
                                                    ===========     ===========

* Commencement of operations.
# Unaudited.

See accompanying Notes to Financial Statements.

                             SYM SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------
                                                               January 2, 2001*
                                                                   through
                                                                June 30, 2001#
                                                                --------------

Net asset value, beginning of period..........................      $  10.00
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
  Net realized and unrealized gain on investments.............          0.45
                                                                    --------
Total from investment operations..............................          0.45
                                                                    --------

Net asset value, end of period................................      $  10.45
                                                                    ========

TOTAL RETURN .................................................          4.50%+

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)........................      $   28.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before expense reimbursement................................          1.97%++
  After expense reimbursement.................................          1.50%++

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  After expense reimbursement.................................         (0.15%)++

Portfolio turnover rate.......................................         72.36%

*  Commencement of operations.
#  Unaudited.
+  Not Annualized.
++ Annualized.

See accompanying Notes to Financial Statements.

                             SYM SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The SYM Select Growth Fund (the "Fund") is a series of shares of beneficial interest of the Trust for Investment Managers (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund commenced operations on January 2, 2001. The investment objective of the Fund is to seek long-term capital growth. The Fund seeks to achieve its objective by investing in the common stocks of domestic companies with the potential for growth.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Securities Valuation. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the mean between the last reported bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

          U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60 day period that amortized cost does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITIES TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Securities transactions are accounted for on the trade date. Realized gains and

                             SYM SELECT GROWTH FUND

--------------------------------------------------------------------------------

          losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

SYM Financial Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. For the period ended June 30, 2001, the Fund incurred $75,702 in advisory fees.

     The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, for a one year period, so that its ratio of expenses to average net assets will not exceed 1.50%. In the case of the Fund's initial period of operations any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended June 30, 2001, the Advisor waived $75,702 in fees and absorbed expenses of $39,688. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns;

                             SYM SELECT GROWTH FUND

--------------------------------------------------------------------------------

prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

          Under $15 million          $30,000
          $15 to $50 million         0.20% of average daily net assets
          $50 to $100 million        0.15% of average daily net assets
          $100 to $150 million       0.10% of average daily net assets
          Over $150 million          0.05% of average daily net assets

     For the six months ended June 30, 2001, the Fund incurred $19,104 in administration fees.

     ICA Fund Services Corporation provides fund accounting and transfer agency services for the Fund. ICA Fund Services Corporation is an affiliate of the Advisor.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale of securities for the six months ended June 30, 2001, excluding short-term investments, were $31,683,608 and $8,919,086, respectively. See accompanying Notes to Financial Statements.

================================================================================

                                     ADVISOR
                                  SYM Financial
                                 100 Capital Dr.
                                Warsaw, IN 46581

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018

                                    CUSTODIAN
                     Firstar Institutional Custody Services
                           425 Walnut Street M/L 6118
                             Cincinnati, Ohio 45202

                                 TRANSFER AGENT
                             ICA Fund Services, Inc.
                      4455 East Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018
                                  (800)576-8229

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104

================================================================================

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.